Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Time charter revenue - related parties	$ 66,929	$ 144,681	$ 142,826
Amortization of intangible liabilities - related party	5,385	6,882	1,782
Vessel operating expenses - related parties	16,642	15,294	12,580
Time charter and voyage expenses - related parties	6,289	3,583	2,446
Interest and other finance expenses - related party	$ 21,511	$ 5,764	$ 2,831